UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   September 30, 2001
                                                -------------------

Check here if Amendment [X]; Amendment Number:    7
                                                -----
         This Amendment (Check only one.): [X] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Waveland International, Ltd.
                  -------------------------------------------------
Address:          227 West Monroe Street, Suite 4800
                  -------------------------------------------------
                  Chicago, Illinois   60606
                  -------------------------------------------------

Form 13F File Number:  28-05459

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     David S. Richter
         ---------------------------------------------------
Title:    Director
         ---------------------------------------------------
Phone:    (312) 739-2138
         ---------------------------------------------------

Signature, Place, and Date of Signing:

  /s/ David S. Richter            Chicago, Illinois         November 21, 2001
---------------------------  -------------------------    ---------------------
       [Signature]                [City, State]                    [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                     2
                                               -----------------

Form 13F Information Table Entry Total:                37
                                               -----------------

Form 13F Information Table Value Total:        $     94,891
                                                ----------------
                                                   (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


    No.            Form 13F File Number        Name

        1          28-05461                    Clincher Capital Corporation
    ---------                                  -----------------------------

        2          28-05463                    David  S. Richter
    ---------                                  -----------------------------








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

                                                         Form 13F Information Table

 Column 1        Column 2   Column 3    Column 4                 Column 5   Column 6     Column 7                     Column 8
                                                                                                                 Voting Authority
                 Title of                Value    Shrs or    Sh/   Put/     Investment    Other
 Name of Issuer  Class       CUSIP      (X$1000)  Prn Amt    Prn   Call     Discretion   Managers      Sole      Shared       None

PINNACLE
HLDGS INC        COM        72346N101        19      48,500   SH              DEFINED      1, 2         48,500

ARDEN RLTY INC   COM        039793104     2,557     100,000   SH              DEFINED      1, 2        100,000

CIGNA CORP       COM        125509109     5,392      65,000   SH              DEFINED      1, 2         65,000

BOCA RESORTS
INC              CL A       09688T106     9,950   1,000,000   SH              DEFINED      1, 2      1,000,000

BOGEN
COMMUNICATIONS
INTL INC         COM        097189104       758     315,703   SH              DEFINED      1, 2        315,703

DELPHI FINL
GROUP INC        COM        247131105     1,575      46,600   SH              DEFINED      1, 2         46,600


CIDCO INC        COM        171768104       346   1,441,000   SH              DEFINED      1, 2      1,441,000


VISX INC         COM        92844S105     1,119      84,600   SH              DEFINED      1, 2         84,600

CRONOS
GROUP N V        ORD        L20708100     5,359   1,061,100   SH              DEFINED      1, 2      1,061,100

HEARTLAND        UT LTD
PARTNERS LP      PARTNER    422357103     4,759     327,089   SH              DEFINED      1, 2        327,089







 Column 1        Column 2   Column 3    Column 4                 Column 5   Column 6     Column 7                     Column 8
                                                                                                                 Voting Authority
                 Title of                Value    Shrs or    Sh/   Put/     Investment    Other
 Name of Issuer  Class       CUSIP      (X$1000)  Prn Amt    Prn   Call     Discretion   Managers      Sole      Shared       None

HIGHLANDS INS
GROUP INC        COM        431032101     3,347   1,366,000   SH             DEFINED      1, 2      1,366,000

IMPERIAL CR
INDS INC         COM        452729106     1,373   3,120,732   SH             DEFINED      1, 2      3,120,732

LAKES GAMING
INC              COM        51206P109     3,030     545,900   SH             DEFINED      1, 2        545,900

DYCOM INDS
INC              COM        267475101     3,566     307,400   SH             DEFINED      1, 2        307,400


IDT CORP         CL B       448947309     1,102     113,800   SH             DEFINED      1, 2        113,800


MAXXAM INC       COM        577913106     4,394     222,500   SH             DEFINED      1, 2        222,500


IDT CORP         COM        448947101     1,884     163,800   SH             DEFINED      1, 2        163,800


F M C CORP       COM        302491303     3,429      70,000   SH             DEFINED      1, 2         70,000

HRPT             COM SH
PPTYS TR         BEN INT    40426W101     7,932     974,400   SH             DEFINED      1, 2        974,400

INTERACTIVE
DATA CORP        COM        45840J107     6,298     480,800   SH             DEFINED      1, 2        480,800


IHOP CORP        COM        449623107     3,275     125,000   SH             DEFINED      1, 2        125,000

MUELLER INDS
INC              COM        624756102     5,355     186,600   SH             DEFINED      1, 2        186,600


 Column 1        Column 2   Column 3    Column 4                 Column 5   Column 6     Column 7                     Column 8
                                                                                                                 Voting Authority
                 Title of                Value    Shrs or    Sh/   Put/     Investment    Other
 Name of Issuer  Class       CUSIP      (X$1000)  Prn Amt    Prn   Call     Discretion   Managers      Sole      Shared       None

SIRIUS
SATELLITE
RADIO INC        COM        82966U103       90     25,000     SH             DEFINED      1, 2       25,000

TOPPS INC        COM        890786106      720     75,000     SH             DEFINED      1, 2       75,000

XM SATELLITE
RADIO HLDGS INC  COM        983759101      236     45,000     SH             DEFINED      1, 2       45,000

SCHERING PLOUGH
CORP             COM        806605101      371     10,000           CALL     DEFINED      1, 2

CITIZENS
COMMUNICATION
CO               COM        17453B101    1,880    200,000     SH             DEFINED      1, 2      200,000

JOY
GLOBAL INC       COM        481165108    1,634    110,000     SH             DEFINED      1, 2      110,000

INDUSTRIE
NATUZZI SPA      ADR        456478106      285     26,000     SH             DEFINED      1, 2       26,000

NEWELL
RUBBERMAID
INC              COM        651229106    2,839    125,000     SH             DEFINED      1, 2      125,000

PRIME GROUP      SH
REALTY TRUST     BEN INT    74158J103    1,793    150,000     SH             DEFINED      1, 2      150,000

PARK PL
ENTMT CORP       COM        700690100      550     75,000     SH             DEFINED      1, 2        75,000

READERS DIGEST   CL A
ASSN INC         NON VTG    755267101    3,678    200,000     SH             DEFINED      1, 2       200,000

STILWELL
FINL INC         COM        860831106      488     25,000     SH             DEFINED      1, 2        25,000

SUIZA FOODS
CORP             COM        865077101    2,526     40,000     SH             DEFINED      1, 2        40,000

VIAD CORP        COM        92552R109      384     20,000     SH             DEFINED      1, 2        20,000

READERS DIGEST   CLA A
ASSN INC.        NON VTG    755267101      598     32,500           CALL     DEFINED      1, 2



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